Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 ILS (₪)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)
Significant Accounting Policies [Line Items]
Cost of revenue sold, change in estimate	$ 98,800,000	$ 78,800,000	$ 51,000,000
Percentage of cost of revenue sold	1.65%	1.52%	1.14%
Cost of revenue sold, increase (decrease) to net income	$ 87,500,000	$ 69,800,000	$ 44,700,000
Cost of revenue sold, increase (decrease) in earnings per share, diluted | $ / shares	$ 1.86	$ 1.56	$ 1.00
Adjustments on revenue recognized from performance obligations	$ (59,200,000)	$ (36,400,000)	$ (23,300,000)
Proceeds from Sale of Lease Receivables	83,000	169,000
Revenue		6,827,871,000	5,974,744,000
Backlog amount	28,100,000,000
Issuance amount of Series A Note					$ 579,000,000	₪ 1.9
Financial expenses related to sold rights	27,925,000	42,654,000	17,474,000
Impairment on affiliated company	0
Impairment of long-lived assets	0
Severance expenses	$ 96,543,000	$ 85,685,000	78,659,000
Number of options granted | shares	121,200	1,743,650
OPERATING LEASE RIGHT OF USE ASSETS	$ 515,620,000	$ 527,075,000
Operating lease liability	575,201,000	538,969,000
Proceeds from Sale of Property, Plant, and Equipment	1,133,000	4,107,000	1,466,000
Service revenue
Significant Accounting Policies [Line Items]
Revenue	640,395,000	$ 604,932,000	$ 562,289,000
Series B Notes
Significant Accounting Policies [Line Items]
Issuance amount of Series A Note	$ 463,000,000			₪ 1.5		₪ 1.5
Received interest payments semi-annually in NIS					1.08%	1.08%
Subsidiary E
Significant Accounting Policies [Line Items]
Contractual rights percentage	50.00%
Cross Currency Interest Rate Swaps | United States of America, Dollars
Significant Accounting Policies [Line Items]
Derivative, fixed interest rate (in percentage)	1.92%			1.92%
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Useful life	3 years			3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Useful life	12 years			12 years